CAPITAL MANAGEMENT	12 Months Ended
Jun. 30, 2021
Capital management [abstract]
Capital Management
20

CAPITAL MANAGEMENT
The

primary

objective

of

the

Group's

capital

management

policy

is

to

ensure

that

adequate

capital

is

available

to

meet

the
requirements

of

the

Group

from

time

to

time,

including

capital

expenditure.

The

Group

considers

the

appropriate

capital
management strategy for specific growth projects as and when required. Lease liabilities are not considered to be debt.
Liquidity management

At June

30, 2021

and June

30, 2020

the Group’s

facilities included

an undrawn

Revolving Credit

Facility (“
RCF
”) which

was
initially secured

to finance

the development

of Phase

1 of

FWGR as

well as

the general

working capital

requirements of

the
Group. In December 2018, R 125

million of the RCF was committed to issue a guarantee to Ekurhuleni Local Municipality (refer note 24).

In September 2020, the initial R 300

million RCF was amended to a R
200

million RCF and extended for an additional term of 2
years with a final repayment date of September 14, 2022
.

The initial

and amended RCF

permits a consolidated

debt ratio (net

debt to adjusted

EBITDA (refer note

23) of no

more than
2:1

and a

consolidated interest

coverage ratio

(net interest

to adjusted

EBITDA) of

no less

than
4:1

calculated on

a twelve-
month rolling basis respectively.

Management monitors the covenant

ratio levels to ensure compliance

with the covenants, as
well as maintain sufficient facilities to ensure satisfactory liquidity for the Group. The covenant ratios were

not breached as at or
during the year ended June 30, 2021 or June 30, 2020.
The amendment

included the

reduction of

the initial

interest rate

margin of
3.25 % to 2.75
%. A

pledge and

cession of

DRDGOLD’s
shares in

and shareholder

claims against

Ergo Mining

Proprietary Limited

and Far

West Gold

Recoveries Proprietary

limited
remains

in

place

as

security

for

the

RCF.